Financial risk management - (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Financial investment securities and liability	$ 2,165,237	$ 2,198,368
Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability	2,165,237	4,030,559
Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability		(1,832,191)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability	2,165,237	4,030,559
Level 1 of fair value hierarchy [member] | Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability	2,165,237	4,030,559
Level 1 of fair value hierarchy [member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability		0
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability	0	0
Level 2 of fair value hierarchy [member] | Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability	0	0
Level 2 of fair value hierarchy [member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability		0
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability	0	(1,832,191)
Level 3 of fair value hierarchy [member] | Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability	$ 0	0
Level 3 of fair value hierarchy [member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial investment securities and liability		$ (1,832,191)